Stockholders Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders Equity

NOTE 3 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized 1,000,000 shares of preferred stock, $0.001 par value.  The Company’s Board of Directors is authorized, without further action by the shareholders, to issue shares of preferred stock and to fix the designations, number, rights, preferences, privileges and restrictions thereof, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences and sinking fund terms.

On November 2, 2015, the Company’s board of directors designated 250,000 shares of preferred stock as Series A Preferred Stock at $0.001 par value.  Series A Preferred Stock ranks superior to all other classes of stock including common and other future classes of preferred in regard to liquidation, dissolution or winding up of the Company. The Series A Preferred Stock shall participate in all legal dividends declared by the board of directors, has 5,000 votes per share in all voting matters, and is convertible and redeemable by the Company into shares of common stock at a ratio of 5,000 shares of common stock for each share of Series A Preferred after a minimum holding period of two years.

On November 2, 2015, the Company issued 97,625 shares of Series A Preferred Stock to Taurus Financial Partners, LLC (“Taurus”) as payment towards outstanding accounts payable to Taurus amounting to $97,625. This transaction was mutually rescinded retroactively by both parties on February 25, 2016 resulting in the reinstatement of $97,625 in accounts payable to Taurus. The accounts payable balance owed to Taurus was converted into and has been accounted for as a short-term note payable to a related party. As of December 31, 2015 this short-term note payable had accrued $8,683 in imputed interest that has been recorded in the financial statements as additional paid-in capital. No shares of Series A Preferred Stock were issued hereunder.

As of December 31, 2015, the Company had -0- shares of Series A Preferred Stock issued and outstanding; there were no other shares or classes of preferred stock authorized or outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.001 per share.

During the fiscal year ended December 31, 2014, the Company issued an aggregate of 900,000 shares of its common stock in exchange for $9,000 in cash, or $0.01 a share.

During the fiscal year ended December 31, 2015, the Company issued an aggregate of 6,459,500 shares of its common stock for services rendered at a fair value of $64,595, based on the price from NASDAQ of $0.01 a share for the Company’s common stock at the time of grant.

During the fiscal year ended December 31, 2015, the Company acquired 30 shares of the common stock, $100 par value, of Blue Water Bar & Grill, N.V., a St. Maarten, Dutch West Indies limited liability company. These shares represented 100% of the issued and outstanding capital stock of Blue Water Bar & Grill, N.V.

Imputed Interest and Expenses Paid by Related Party

During the fiscal years ended December 31, 2015 and 2014, Blue Water Global Group, Inc. paid $609,728 and $11,275, respectively, in expenses on behalf of the Company. Since inception on July 27, 2013, Blue Water Global Group has paid an aggregate of $621,003 in expenses on behalf of the Company. These expenses were included in the financial statements under Additional Paid-In Capital.

As of December 31, 2015 and 2014, the Company had outstanding accounts payable to Taurus aggregating $102,749 and $28,350, respectively, for expenses paid on behalf of the Company which has been accounted for as a short-term note payable to a related party. As of December 31, 2015 this note payable had accrued $8,683 in imputed interest that has been recorded in the financial statements as additional paid-in capital.

During the fiscal year ended December 31, 2015, the Company had a note payable to a related party stockholder in the amount of $100. This note was paid in full on December 4, 2015. During the fiscal year ended December 31, 2015 this note accrued $11 in imputed interest that has been recorded in the financial statements as additional paid-in capital.